Form 13F Cover Page


Filing for Quarter-Ending: December 31, 2002

Check here if Amendment:      (  )
Amendment Number:
This Amendment:               (  )  is a reinstatement
                              (  )  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Croft-Leominster, Inc.
Address:        300 Water Street, 4th floor
                Baltimore, MD  21202

Form 13-F File Number:       28-03999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Carla Reedinger-Prescimone
Title:    Assistant Vice President
Phone:    410-576-0100

Signature, Place, and Date of Signing:

                        Baltimore, Maryland                         2/6/03
--------------------------------------------------------------------------------
Signature                 City, State                                Date


Report Type (Check only one):

( X )  13F Holdings Report            Check here if all holdings of this
                                      reporting manager are reported in this
                                      report.
(   )  13F Notice                     Check here if no holdings reported are in
                                      this report, and all holdings are reported
                                      by other reporting manager(s).
(   )  13F Combination Report         Check here if a portion of the holdings
                                      for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


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                 Form 13F Summary Page


Report Summary:

Number of Other Included Managers:                                         none

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:
                                                                     (thousands)

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 *NOTE: Unless Otherwise Indicated

 ITEM 6: Investment Discretion:                   SOLE
 ITEM 7: Voting Authority:                        NONE

 SECURITY NAME                               TITLE of CLASS                CUSIP                       MARKET VALUE         QUANITY
-------------------------------------        --------------------------------------------------------------------------------------
 AOL Time Warner Inc                               COM                   00184A105                       $ 1.0176            77,679
 Aberden Asia-Pacific Prime Inc                    COM                   003009107                       $ 0.0968            20,900
 Abitibi-Consolidated Inc                          COM                   003924107                       $ 1.4803           191,997
 Agere Systems Inc. Cl B                          CL B                   00845V209                       $ 0.0193            13,756
 Alliance World Dollar Gvt II                      COM                   01879R106                       $ 0.2094            21,500
 Ameren Corporation                                COM                   023608102                       $ 1.9584            47,110
 AmerisourceBergen Corporation                     COM                   03073E105                       $ 0.5243             9,653
 Amgen Inc.                                        COM                   031162100                       $ 1.1673            24,147
 Asia Tigers Fund Inc                              COM                   04516T105                       $ 0.3225            47,425
 Axcelis Technologies, Inc.                        COM                   054540109                       $ 0.3095            55,173
 Bank of America Corp                              COM                   060505104                       $ 2.8849            41,467
 Baxter International                              COM                   071813109                       $ 3.4696           123,915
 Becton Dickinson Co                               COM                   075887109                       $ 0.2754             8,975
 Berkshire Hathaway - CL A                        CL A                   084670108                       $ 5.6018                77
 Berkshire Hathaway - CL B                        CL B                   084670207                       $ 6.9298             2,860
 Blackrock Invt Quality Muni                       COM                   09247D105                       $ 0.1851            13,400
 Blackrock Municipal Income Tru                SH BEN INT                09248F109                       $ 0.1842            14,000
 Boise Cascade Corp                                COM                   097383103                       $ 3.3807           134,050
 Bowater Inc                                       COM                   102183100                       $ 1.8731            44,650
 Bristol-Myers Squibb Co                           COM                   110122108                       $ 2.6582           114,827
 Burlington Resources Inc                          COM                   122014103                       $ 0.7752            18,175
 CP Holders                                     DEP RCPTS                12616K106                       $ 0.2797             6,410
 Cablevision Systems -NY Grp A                   CL A NY                 12686C109                       $ 2.8361           169,419
 Canadian Pacific Railway Ltd.                     COM                   13645T100                       $ 0.4739            24,055
 Capital One Financial Corp                        COM                   14040H105                       $ 0.6921            23,289
 Cendant Corp                                      COM                   151313103                       $ 1.7076           162,937
 Central European Equity Fund I                    COM                   153436100                       $ 0.1784            12,301
 Cincinnati Financials                             COM                   172062101                       $ 0.3235             8,614
 Citigroup, Inc.                                   COM                   172967101                      $ 11.2103           318,565
 Clear Channel Communications,                     COM                   184502102                       $ 1.0661            28,590
 Colonial Invest Grd Muni Tr                   SH BEN INT                195768106                       $ 0.1581            15,500
 ConocoPhilips                                     COM                   20825c104                       $ 3.2730            67,637
 CP Ships Ltd.                                     COM                   22409V102                       $ 0.9687            71,335
 Craftmade International, Inc.                     COM                   22413E104                       $ 0.2156            14,000
 Crompton Corp                                     COM                   227116100                       $ 0.2493            41,896
 Devon Energy Corp                                 COM                   25179M103                       $ 7.5084           163,582
 Disney (Walt) Co.                             COM DISNEY                254687106                       $ 0.2997            18,377
 Dominion Resources Inc VA                         COM                   25746U109                       $ 0.8956            16,314
 Dover Corp                                        COM                   260003108                       $ 0.7219            24,755
 Dreyfus Strategic Municipals I                    COM                   261932107                       $ 0.1571            16,200
 Dreyfus Strategic Muni Bond Fu                    COM                   26202F107                       $ 0.2009            24,900
 Eastman Chemical Co.                              COM                   277432100                       $ 3.3269            90,478
 Eaton Corp                                        COM                   278058102                       $ 4.0225            51,498
 El Paso Corporation                               COM                   28336L109                       $ 0.0848            12,188
 Electronic Data Systems Corp.                     COM                   285661104                       $ 1.8801           102,012
 EnCana                                            COM                   292505104                       $ 3.1565           101,495
 Exxon Mobil Corp                                  COM                   30231g102                       $ 0.3335             9,546


 FMC Corp                                        COM NEW                 302491303                       $ 4.9503           181,198
 FMC Technologies, Inc.                            COM                   30249U101                       $ 1.4063            68,835
 Fairmont Hotels & Resorts                         COM                   305204109                       $ 0.5415            22,993
 Federal Natl Mtge Assoc                           COM                   313586109                       $ 0.5557             8,639
 FleetBoston Financial Corp                        COM                   339030108                       $ 3.6295           149,363
 Flowers Foods, Inc.                               COM                   343498101                       $ 0.4177            21,410
 Flowserve Corporation                             COM                   34354P105                       $ 0.2721            18,400
 Fox Entertainment Group                          CL A                   35138T107                       $ 0.2023             7,800
 Franklin Resources Inc                            COM                   354613101                       $ 2.1108            61,937
 General Electric Co                               COM                   369604103                       $ 2.5072           102,964
 General Mills Inc                                 COM                   370334104                       $ 0.6834            14,555
 Goldman Sachs Group Inc                           COM                   38141g104                       $ 0.8073            11,855
 HCA Inc.                                          COM                   404119109                       $ 1.7204            41,455
 Harte-Hanks, Inc.                                 COM                   416196103                       $ 0.4538            24,309
 Hartford Financial Services Gr                    COM                   416515104                       $ 2.7610            60,775
 Hilton Hotels Corp                                COM                   432848109                       $ 0.4715            37,100
 Honeywell Intl Inc                                COM                   438516106                       $ 4.7235           196,814
 Ingersoll-Rand                                    COM                   456866102                       $ 1.6960            39,387
 Insured Municipal Income Fund                     COM                   45809F104                       $ 0.3150            22,500
 Intermediate Muni Fund, Inc.                      COM                   45880P104                       $ 0.1771            18,525
 Int'l Business Machines Corp.                     COM                   459200101                       $ 1.0475            13,516
 Johnson & Johnson                                 COM                   478160104                       $ 1.8977            35,332
 Kansas City Southern                            COM NEW                 485170302                       $ 0.5507            45,888
 Kennametal, Inc.                                  COM                   489170100                       $ 0.4320            12,530
 King Pharmaceuticals Inc.                         COM                   495582108                       $ 0.7816            45,466
 Koninklije Philips Electronics              SP ADR NEW 2000             500472303                       $ 0.2209            12,495
 Liberty Media Corp                             COM SER A                530718105                       $ 8.4242           942,303
 Lilly (Eli) & Co                                  COM                   532457108                       $ 0.2286             3,600
 Lincoln National Corp                             COM                   534187109                       $ 5.0399           159,590
 Lowe's Companies                                  COM                   548661107                       $ 7.5236           200,629
 Lyondell Chemical Company                         COM                   552078107                       $ 0.4089            32,350
 Marathon Oil Corporation                          COM                   565849106                       $ 0.2125             9,980
 Markel Corporation                                COM                   570535104                       $ 1.6107             7,838
 Marsh & McLennan Cos                              COM                   571748102                       $ 0.9891            21,405
 Masco Corp.                                       COM                   574599106                       $ 2.5804           122,585
 McKesson HBOC, Inc                                COM                   58155Q103                       $ 3.0885           114,262
 Mellon Financial Corp.                            COM                   58551A108                       $ 0.4818            18,454
 Merck & Co                                        COM                   589331107                       $ 0.8257            14,585
 Metro Goldwyn-Mayer, Inc.                         COM                   591610100                       $ 0.3266            25,125
 Millennium Chemicals Inc                          COM                   599903101                       $ 0.1319            13,850
 Morg Stan Asia-Pacific FD NR                      COM                   61744U106                       $ 0.1392            19,330
 Morgan Stan India Invt FD                         COM                   61745C105                       $ 0.1163            11,697
 Morgan Stanley Inc. Opportunit              MUN INCOME III              61745P437                       $ 0.2196            25,600
 MuniVest Fund, Inc                                COM                   626295109                       $ 0.1050            11,800
 Newell Rubbermaid Co.                             COM                   651229106                       $ 0.2712             8,940
 News Corp LTD ADR                               ADR NEW                 652487703                       $ 0.3348            12,755
 Nuveen Dividend Adv Muni Fund               COM SH BEN INT              67070F100                       $ 0.3713            26,200
 Om Group, Inc.                                    COM                   670872100                       $ 0.5366            78,000
 Packaging Corp of America                         COM                   695156109                       $ 0.4980            27,300


 Pactiv Corp                                       COM                   695257105                       $ 0.5902            27,000
 Pepsi Bottling Group, Inc.                        COM                   713409100                       $ 4.2235           164,338
 Pfizer Inc                                        COM                   717081103                       $ 4.9185           160,892
 Pharmacia Corporation                             COM                   71713U102                       $ 0.6151            14,716
 Pitney Bowes Inc.                                 COM                   724479100                       $ 1.1274            34,520
 Premcor Inc.                                      COM                   74045q104                       $ 1.5544            69,925
 Procter & Gamble                                  COM                   742718109                       $ 1.4735            17,146
 Prudential Financial Inc.                         COM                   744320102                       $ 6.4746           203,990
 Pulitzer Co. Inc.                                 COM                   745769109                       $ 1.7344            38,586
 Putnam Municipal Bond Fund                    SH BEN INT                74683V100                       $ 0.2065            16,965
 Raytheon Co                                     ADR NEW                 755111507                       $ 0.2793             9,082
 SPDR Trust Series I                           UNIT SER 1                78462F103                       $ 0.5087             5,766
 SPX Corp                                          COM                   784635104                      $ 11.9122           318,083
 St. Paul Cos                                      COM                   792860108                       $ 3.0064            88,295
 Salomon Bros Worldwide Income                     COM                   79548T109                       $ 0.3075            23,400
 Schering Plough Corp.                             COM                   806605101                       $ 1.7579            79,185
 Shaw Group Inc.                                   COM                   820280105                       $ 0.2931            17,820
 Smurfit-Stone Container Corp                      COM                   832727101                       $ 8.6805           563,997
 Stanley Works                                     COM                   854616109                       $ 2.8783            83,237
 Starwood Hotels & Resorts Worl                PAIRED CTF                85590A203                       $ 0.7574            31,906
 Stilwell Financial Inc.                           COM                   860831106                       $ 2.0094           153,738
 Templeton Emerging Mkts Inc Fd                    COM                   880192109                       $ 0.2811            24,315
 Terex Corporation                                 COM                   880779103                       $ 2.2057           197,996
 Textron Inc                                       COM                   883203101                       $ 3.1556            73,403
 3M Co.                                            COM                   88579Y101                       $ 0.3021             2,450
 Travelers Property Corp- A                       CL A                   89420g109                       $ 0.1775            12,119
 Travelers Property Corp- B                       CL B                   89420g406                       $ 0.3666            25,022
 Tribune Co                                        COM                   896047107                       $ 1.6223            35,687
 Tyco International Ltd                            COM                   902124106                       $ 1.6433            96,211
 U.S. Bancorp                                    COM NEW                 902973304                       $ 0.3171            14,942
 Van Kampen Merr Value Mun Tr                      COM                   921132106                       $ 0.2904            20,100
 Varian Inc.                                       COM                   922206107                       $ 0.6874            23,960
 Varian Medical Systems, Inc.                      COM                   92220P105                       $ 0.8680            17,500
 Viacom Inc. - Cl B                               CL B                   925524308                       $ 4.7981           117,715
 Viad Corp                                         COM                   92552R109                       $ 0.9611            43,003
 Vintage Petroleum, Inc.                           COM                   927460105                       $ 0.3223            30,550
 Wachovia Corp                                     COM                   929903102                       $ 0.7391            20,282
 Washington Mutual, Inc.                           COM                   939322103                       $ 0.9506            27,531
 Wells Fargo & Co.                                 COM                   949746101                       $ 0.5554            11,850
 John Wiley & Sons CL A                           CL A                   968223206                       $ 1.3935            58,037
 Williams Cos Inc.                                 COM                   969457100                       $ 1.4040           520,005
 Wrigley (William) Jr. Co.                         COM                   982526105                       $ 0.8095            14,750
 Wyeth                                             COM                   983024100                       $ 5.0547           135,152
 Ace Ltd                                           ORD                   G0070K103                       $ 3.4228           116,661
 PartnerRe Ltd                                     COM                   G6852T105                       $ 2.1932            42,324
 Flextronics International Inc                     ORD                   Y2573F102                       $ 0.2060            25,154
                                                                                                        ---------         ---------
                                                                                                        $241.3771         9,635,154


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